Share Based Compensation - Schedule of Non-Vested Shares Activity (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Non-Vested Shares Activity [Abstract]
Number of Non- vested Shares, Outstanding balance | shares	121,860
Weighted Average Grant Date Fair Value, Outstanding balance | $ / shares	$ 0.65
Number of Non- vested Shares, Outstanding balance | shares
Weighted Average Grant Date Fair Value, Outstanding balance | $ / shares
Number of Non- vested Shares, Granted | shares
Weighted Average Grant Date Fair Value, Granted | $ / shares
Number of Non- vested Shares, Vested | shares	(120,195)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 0.45
Number of Non- vested Shares, Forfeited | shares	(1,665)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 14.47